EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on October 14, 2016 (Accession No. 0001193125-16-738740), to the Prospectus and Statement of Additional Information dated September 30, 2016, for the Deutsche X-trackers MSCI Europe Hedged Equity ETF and Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF, each a series of DBX ETF Trust.